Label	Element	Value
Nationwide Risk-Based U.S. Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001540305_SupplementTextBlock
NATIONWIDE RISK-BASED U.S. EQUITY ETF (RBUS)

NATIONWIDE RISK-BASED INTERNATIONAL EQUITY ETF (RBIN)

each a series of ETF Series Solutions

(each, a “Fund”, and together, the “Funds”)

November 13, 2018

Supplement to the

Prospectus and Statement of Additional Information,

each dated September 11, 2017, as previously supplemented

Risk/Return [Heading]	rr_RiskReturnHeading	Nationwide Risk-Based U.S. Equity ETF
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective immediately, the name of each Fund’s underlying index has been changed as follows:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Effective immediately, the name of each Fund’s underlying index has been changed as follows:

Fund	Old Index Name	New Index Name
Nationwide Risk-Based U.S. Equity ETF	R Risk-Based US Index	Rothschild & Co Risk-Based US Index
Nationwide Risk-Based International Equity ETF	R Risk-Based International Index	Rothschild & Co Risk-Based International Index

Additionally, the name of the Funds’ index provider has been changed as follows:

Old Index Provider Name	New Index Provider Name
Rothschild Risk Based Investments LLC	Rothschild & Co Risk Based Investments LLC

All other aspects of each Index and the index provider, other than those described above, remain unchanged. All references in the Prospectus and Statement of Additional Information to the old names are revised to refer to the new names.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement with your Prospectus and Statement of Additional Information for future reference.